Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares, Inc.
Entity Central Index Key	0000930667
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000110325 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Asia/Pacific Dividend ETF
Class Name	iShares Asia/Pacific Dividend ETF
Trading Symbol	DVYA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Asia/Pacific Dividend ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Asia/Pacific Dividend ETF	$26	0.49%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	6.53%	27.70%	2.68%	1.85%
S&P Developed ex US Broad Market Index	4.62	21.21	(3.26)	1.06
Dow Jones Asia/Pacific Select Dividend 50 IndexTM	5.68	29.17	3.01	2.16

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 40,804,287
Holdings Count | Holding	53
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$40,804,287
Number of Portfolio Holdings	53
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	33.8%
Materials	18.8%
Real Estate	16.0%
Industrials	10.8%
Energy	4.8%
Consumer Discretionary	4.7%
Utilities	4.2%
Communication Services	3.2%
Consumer Staples	2.5%
Information Technology	1.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Australia	43.3%
Hong Kong	34.4%
Singapore	18.8%
Japan	2.4%
New Zealand	1.1%
(a)	Excludes money market funds.

C000110341 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Emerging Markets Dividend ETF
Class Name	iShares Emerging Markets Dividend ETF
Trading Symbol	DVYE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Emerging Markets Dividend ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Emerging Markets Dividend ETF	$26	0.49%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	8.25%	29.31%	1.50%	1.76%
S&P Emerging Broad Market Index	10.53	27.27	5.20	4.26
Dow Jones Emerging Markets Select Dividend IndexTM	6.80	28.97	1.23	1.68

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 683,310,208
Holdings Count | Holding	104
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$683,310,208
Number of Portfolio Holdings	104
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	24.2%
Energy	20.4%
Materials	20.2%
Industrials	11.5%
Utilities	9.8%
Information Technology	5.8%
Consumer Discretionary	4.1%
Real Estate	3.4%
Communication Services	0.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	25.9%
Brazil	19.4%
Taiwan	10.9%
Indonesia	9.0%
India	7.8%
South Africa	4.4%
Czech Republic	4.3%
Thailand	3.2%
Chile	3.1%
Greece	2.3%
(a)	Excludes money market funds.

[1]	Annualized.
[2]	Annualized.